Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 7,673,997	$ 1,071,249	¥ 209,303,030
Cost of revenues	(6,152,154)	(858,807)	(167,646,023)
Total operating expenses	(10,369,585)	(1,446,851)	(16,095,061)
Total other expenses, net	(52,087)	(7,270)	(291,704)
Income tax benefits	(267)	(37)	2,353,476
Net income (loss)	¥ (8,900,095)	$ (1,241,716)	¥ 27,623,718